Financial instruments - Disclosure of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets	$ 103,290	$ 117,490
Derivative financial instruments (non-designated)	10,007	15,708
Derivative hedging instruments (designated)	40	191
Financial assets excluding cash and cash equivalents	64,180	78,716
Cash and cash equivalents	39,110	38,774	$ 40,246	$ 36,970
Financial liabilities
Financial liabilities	121,935	137,002
Derivative financial instruments (non-designated)	7,065	9,773
Derivative financial instruments (designated)	2,511	2,057
Debt
Financial liabilities
Financial liabilities	48,376	53,832
Trade and other payables
Financial liabilities
Financial liabilities	63,983	71,340
Amortised cost
Financial liabilities
Financial liabilities	112,359	125,172
Amortised cost | Debt
Financial liabilities
Financial liabilities	48,376	53,832
Amortised cost | Trade and other payables
Financial liabilities
Financial liabilities	63,983	71,340
Fair value through profit or loss, non-designated
Financial liabilities
Derivative financial instruments (non-designated)	7,065	9,773
Fair value through profit or loss, designated
Financial liabilities
Financial liabilities	9,576	11,830
Derivative financial instruments (designated)	2,511	2,057
Fair value through other comprehensive income
Financial liabilities
Financial liabilities
Derivative financial instruments (designated)
Investments in securities
Financial assets
Financial assets	2,255	3,246
Trade and other receivables
Financial assets
Financial assets	51,878	59,571
Amortised cost
Financial assets
Financial assets	51,915	59,599
Financial assets excluding cash and cash equivalents	51,915	59,599
Amortised cost | Investments in securities
Financial assets
Financial assets	37	28
Amortised cost | Trade and other receivables
Financial assets
Financial assets	51,878	59,571
Fair value through profit or loss
Financial assets
Financial assets	10,144	16,227
Financial assets excluding cash and cash equivalents	10,144	16,227
Fair value through profit or loss | Investments in securities
Financial assets
Financial assets	97	328
Fair value through profit or loss, non-designated
Financial assets
Derivative financial instruments (non-designated)	10,007	15,708
Fair value through profit or loss, designated
Financial assets
Derivative hedging instruments (designated)	40	191
Fair value through other comprehensive income
Financial assets
Financial assets	2,121	2,890
Financial assets excluding cash and cash equivalents	2,121	2,890
Fair value through other comprehensive income | Investments in securities
Financial assets
Financial assets	2,121	2,890
Fair value through other comprehensive income, designated
Financial assets
Derivative hedging instruments (designated)